FORM 13F

UNITED STATES SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2001

Check here if Amendment [ ]:

This Amendment (Check only one.):

[ ] is a restatement

[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Atlantic Investment Management, Inc.

Address: 666 Fifth Avenue, 34th Floor, New York, NY 10103

Form 13F File Number: 028-06437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: Alexander J. Roepers

Name: Alexander J. Roepers

Title: President

Phone: 212-484-5050

Signature, Place, and Date of Signing:

/s/________________________________ New York, NY November 14, 2001

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Form 13F Summary Page

Report Summary

Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	7
Form 13F Information Table Value Total:	$113,060.00 (thousands)

Note: Confidential Information has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers: None

FORM 13F INFORMATION TABLE
CONFIDENTIAL TREATMENT REQUEST

Name of Issuer	Title of Class	CUSIP	Value (X$1,000)	Shares or PRN amt	SH/PRN Put/Call	Investment Discretion	Other Managers	Voting Autority Sole	Shared	None
Alexander & Baldwin	com	014482103	$ 14,151	604,500	SH	Sole		604,500		
C&D Technologies	com	124661109	$ 2,298	124,900	SH	Sole		124,900		
Flowserve Corp.	com	34354P105	$ 3,762	190,500	SH	Sole		190,500		
Harsco Corp.	com	415864107	$ 51,412	1,852,000	SH	Sole		1,852,000		
Kennametal Inc.	com	489170100	$ 20,904	654,900	SH	Sole		654,900		
Precision Castparts	com	740189105	$ 20,078	904,400	SH	Sole		904,400		